BUSINESS COMBINATION (Details 6) - Estadual De Geracao De Energia Eletrica C E E E G [Member] - BRL (R$) R$ in Thousands		1 Months Ended	12 Months Ended
		Oct. 21, 2022	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Purchase price considered for the business combination			928,000
Transaction amount		R$ 928,000
Assets Transferred 1 [Member]
IfrsStatementLineItems [Line Items]
Determination of comment			Payment made at the conclusion of the transaction
Purchase price considered for the business combination	[1]		928,000

[1]	On October 21, 2022, the transaction was concluded with the payment by the Company of R$928,000.